December 5, 2003
VIA ELECTRONIC TRANSMISSION
BOSTON BRUSSELS FRANKFURT HARRISBURG HARTFORD LONDON LUXEMBOURG NEW YORK NEWPORT BEACH PALO ALTO PARIS PHILADELPHIA PRINCETON SAN FRANCISCO WASHINGTON

U.S. Securities and Exchange Commission

450 Fifth Street, NW

Washington, D.C. 20549

Re:   Pacific Select Fund on behalf of the International Large-Cap Portfolio

         (File No. 333-109647)

Ladies and Gentlemen:

On behalf of the above-captioned registrant (the “Registrant”), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), that (i) the form of Prospectus and Proxy Statement that the Registrant would have filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, which was filed on December 3, 2003, and (ii) the text of the Registrant’s Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 was filed electronically on December 3, 2003 (Accession No. 0001193125-03-088414).

If you have any questions, please contact the undersigned at 202.261.3358.

Sincerely,

/s/ Jeffrey S. Puretz

Jeffrey S. Puretz

cc:    Robin S. Yonis

         Assistant Vice President and Investment Counsel

         Pacific Life Insurance Company